General	6 Months Ended
Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
Note 1 - General

Silicom Ltd. is an Israeli corporation engaged in designing, manufacturing, marketing and supporting high performance networking and data infrastructure solutions for a broad range of servers, server based systems and communications devices.

The Company’s shares have been traded in the United States on the National Association of Securities Dealers Automated Quotation System ("NASDAQ”) since February 1994. Since January 2, 2014 the Company's shares have been traded on the NASDAQ Global Select Market (prior thereto they were traded on the NASDAQ Global Market).  The Company’s shares had been traded in Israel on the Tel Aviv Stock Exchange ("TASE"), since December 2005. Since June 16, 2013 the Company's shares had been included in the Tel-Aviv 100 Index. In January 28, 2016, the Company delisted from trading in the TASE.

Silicom markets its products directly, through Original Equipment Manufacturers (“OEMs”) which sell the Company’s connectivity products under their own private labels or incorporate the Company’s products into their products.

In these financial statements the terms "Company" or "Silicom" refer to Silicom Ltd. and its wholly owned subsidiaries, Silicom Connectivity Solutions, Inc. (hereinafter - "Silicom Inc.") and Fiberblaze A/S, (hereinafter - "Fiberblaze"), whereas the term "subsidiaries" refers to Silicom Inc. and Fiberblaze.